Schedule of Equity - Non-Controlling Interest (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Issued capital	$ 167,036,279	$ 143,972,570	$ 142,986,671	$ 125,713,259
Reserves	4,429,103	3,928,914
Accumulated losses	(77,283,769)	(66,268,134)
Non-controlling interest	7,692,945	7,688,485
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Issued capital	7,357,911	7,357,911	7,357,911
Reserves	781,019	693,023	685,141
Accumulated losses	(445,985)	(362,449)	(256,268)
Non-controlling interest	$ 7,692,945	$ 7,688,485	$ 7,786,784